Deposits with Brokers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Deposits with Brokers
6.	Deposits with Brokers

To meet margin requirements, the Fund deposits funds with its brokers, subject to CFTC regulations and various exchange and broker requirements. The Fund earns interest income on its assets deposited with its brokers. At March 31, 2012 and December 31, 2011, the Fund had margin requirements of $10,124,958 and $7,516,495.

6.	Deposits with Brokers

To meet margin requirements, the Fund deposits funds with its brokers, subject to CFTC regulations and various exchange and broker requirements. The Fund earns interest income on its assets deposited with its brokers. At December 31, 2011 and 2010, the Fund had margin deposit requirements of $7,516,495 and $6,567,566, respectively.